Loans (Details)													12 Months Ended
	Jun. 25, 2025 CNY (¥)	Jun. 04, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Jan. 09, 2025 USD ($)	Jan. 09, 2025 CNY (¥)	Jul. 31, 2024	Jul. 23, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 CNY (¥)	Jul. 27, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 19, 2024 CNY (¥)
Loans [Line Items]
Account receivable from customer | $													$ 5,704,348	$ 1,667,663	$ 7,061,249
Interest rate of one-year loan prime rate							50.00%	0.05%
Financial compliance covenants | $													$ 16,604,644	$ 10,607,939
Everbright Bank [Member]
Loans [Line Items]
Bank loan				¥ 29,000,000
Interest rate loan percentage			4.00%	4.00%
Account receivable from customer			$ (10,077,065)	¥ 70,469,923
Post Bank [Member]
Loans [Line Items]
Interest rate loan percentage		5.35%										4.66%
Account receivable from customer		¥ 5,000,000										¥ 5,000,000
Revolving fund																		¥ 5,000,000
China Construction Bank [Member]
Loans [Line Items]
Bank loan									¥ 100,000,000		¥ 100,000,000
Percentage of interest rate											9.504%
Percentage of liability ratio													90.83%	78.22%
CCB Qianxinan Branch [Member]
Loans [Line Items]
Bank loan					$ 42,899,429	¥ 300,000,000
Interest rate loan percentage					0.70%	0.70%
WeBank [Member]
Loans [Line Items]
Bank loan										¥ 900,000
Percentage of interest rate										9.504%
Sunrise Guizhou [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate											9.504%
Sunrise Guizhou [Member] | Industrial Bank [Member]
Loans [Line Items]
Bank loan	¥ 7,000,000
Sunrise Guizhou [Member] | Line of Credit Facility Agreement with Industrial Bank [Member]
Loans [Line Items]
Interest rate loan percentage	0.20%
GIOP BJ [Member]
Loans [Line Items]
Bank loan								¥ 7,000,000
Revolving fund																		¥ 7,000,000
Currant asset																¥ 25,000,000	¥ 8,000,000
Minimum [Member]
Loans [Line Items]
Percentage of asset liability ratio													80.00%
Percentage of liability ratio													70.00%
Maximum [Member]
Loans [Line Items]
Percentage of asset liability ratio													100.00%